ASSET RETIREMENT OBLIGATIONS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Movements in asset retirement obligations
Balance at beginning of year	¥ 49,981	¥ 49,005
Accretion expense	401	976
Other	(582)
Balance at end of year	¥ 49,800	¥ 49,981